Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - 10Q - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2022	1,755,664
Balance at Dec. 31, 2022	$ 1,756	$ 104,995,301	$ (78,397,023)	$ 26,600,034
Stock option expense	0	855,124		855,124
Net loss for the year ended	$ 0		(25,966,762)	(25,966,762)
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	$ 5,763,338
Issuance of common stock for services (in shares)	24,021			24,021
Issuance of common stock for services	$ 24	212,476	0	$ 212,500
Issuance of common stock upon warrant exercise (in shares)	197,467
Issuance of common stock upon warrant exercise	$ 197	4,062,245	0	4,062,442
Stock option expense	0	103,569	0	103,569
Net loss for the year ended	$ 0	0	(5,850,132)	(5,850,132)
Balance (in shares) at Mar. 31, 2024	2,308,309
Balance at Mar. 31, 2024	$ 2,308	110,265,884	(110,213,917)	54,275
Issuance of common stock for services (in shares)	6,703
Issuance of common stock for services	$ 7	37,493	0	37,500
Issuance of common stock upon warrant exercise (in shares)	269,032
Issuance of common stock upon warrant exercise	$ 269	(269)	0	0
Fractional share roundup following reverse split (in shares)	55,422
Fractional share roundup following reverse split	$ 55	(55)	0	0
Balance (in shares) at Dec. 31, 2023	1,977,152
Balance at Dec. 31, 2023	$ 1,977	110,125,146	(104,363,785)	5,763,338
Sale of common stock and warrants for cash (in shares)	4,889,030
Sale of common stock and warrants for cash	$ 4,890	21,393,493	0	21,398,383
Stock option expense		474,477	0	474,477
Net loss for the year ended	$ 0		(24,992,296)	(24,992,296)
Balance (in shares) at Dec. 31, 2024	10,536,875
Balance at Dec. 31, 2024	$ 10,537	134,394,079	(129,356,081)	$ 5,048,535
Issuance of common stock for services (in shares)	6,703			6,703
Issuance of common stock for services	$ 7	37,493	0	$ 37,500
Issuance of common stock upon warrant exercise (in shares)	3,608,568
Issuance of common stock upon warrant exercise	$ 3,608	2,363,525		2,367,133
Fractional share roundup following reverse split (in shares)	55,422
Fractional share roundup following reverse split	$ 55	(55)	0	0
Sale of common stock and warrants for cash (in shares)	3,302,603
Sale of common stock and warrants for cash	$ 3,302	7,911,100	0	7,914,402
Stock option expense	0	292,744	0	292,744
Net loss for the year ended	$ 0	0	(5,357,651)	(5,357,651)
Balance (in shares) at Mar. 31, 2025	13,839,478
Balance at Mar. 31, 2025	$ 13,839	$ 142,597,923	$ (134,713,732)	$ 7,898,030